Non-Controlling Interest (Details) - Zhonghui [Member] ¥ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jul. 03, 2018
Non-Controlling Interest (Details) [Line Items]
Minority interest			¥ 2,525
Non-controlling interest related to consolidated statements of operations		¥ 304	¥ 648
Non-Controlling Interest [Member]
Non-Controlling Interest (Details) [Line Items]
Equity interest percentage		49.00%	49.00%	49.00%	51.00%